Material Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended			21 Months Ended
	Mar. 31, 2023	Dec. 31, 2024 GBP (£) Segment £ / shares	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2024 GBP (£) £ / shares	Dec. 31, 2021 GBP (£)
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Accumulated deficit		£ (224,294,000)	£ (207,706,000)		£ (224,294,000)
Cash flows used in operating activities		(19,118,000)	(26,439,000)	£ (23,158,000)
Cash and cash equivalents		6,749,000	17,225,000	£ 41,912,000	6,749,000	£ 60,264,000
Accrued clinical trial expenses		4,900,000	6,200,000		4,900,000
Accrued investigator fees		3,900,000	4,800,000		3,900,000
Prepayments for clinical trial expenses		400,000	1,000,000		400,000
Accrued contracted manufacturing expense		100,000	400,000		100,000
Prepayments for contracted manufacturing expenses		£ 0	£ 41,000		£ 0
Number of operating segment | Segment		1
Cash at banks maturity period		three months or less
Ordinary shares [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Par value per share | £ / shares		£ 0.04	£ 0.04	£ 0.04	£ 0.04
Right of Use Assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Depreciation method		Straight-line
Maximum [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Income tax credit, cash rebate percentage	33.35%				26.97%
Maximum [member] | Right of Use Assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Depreciation rate		5 years
Bottom Of Range [Member] | Right of Use Assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Depreciation rate		2 years
Patents [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Amortization rate		20 years